                              -  BT INVESTMENT FUNDS  -


                                    SMALL CAP FUND

                                  SEMI-ANNUAL REPORT
                                  ------------------
                                     MARCH - 1997

-------------------------------------------------------------------------------
SMALL CAP FUND

TABLE OF CONTENTS
-------------------------------------------------------------------------------

    LETTER TO SHAREHOLDERS. . . . . . . . . . . . . . . . . . . . . .3

    SMALL CAP FUND

         Statement of Assets and Liabilities. . . . . . . . . . . . .6
         Statement of Operations. . . . . . . . . . . . . . . . . . .6
         Statement of Changes in Net Assets . . . . . . . . . . . . .7
         Financial Highlights . . . . . . . . . . . . . . . . . . . .7
         Notes to Financial Statements. . . . . . . . . . . . . . . .8

    SMALL CAP PORTFOLIO

         Schedule of Portfolio Investments. . . . . . . . . . . . . .9
         Statement of Assets and Liabilities. . . . . . . . . . . . 11
         Statement of Operations. . . . . . . . . . . . . . . . . . 11
         Statement of Changes in Net Assets. . . . . . . . . . . . .12
         Financial Highlights. . . . . . . . . . . . . . . . . . . .12
         Notes to Financial Statements. . . . . . . . . . . . . . . 13

-------------------------------------------------------------------------------
SMALL CAP FUND

LETTER TO SHAREHOLDERS
-------------------------------------------------------------------------------

We are pleased to present you with this semi-annual report for the Small Cap Fund, providing a review of the market, the portfolio, and our outlook as well as a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.

The Small Cap Fund (the "Fund") had a total return of (16.13)%* for the six months ended March 31, 1997, as compared to (5.17)% for the Russell 2000 Index** and (6.91)% for the Lipper Small Cap Growth Average+. Since its inception on October 21, 1993, the Fund has returned 77.44% cumulatively, or 18.13% annualized. The Fund returned (16.78)% for the year ended March 31, 1997.

                                      OBJECTIVE
    Seeks to provide long-term capital growth by investing primarily in equity securities of smaller companies. Current income is a secondary goal.

MARKET ACTIVITY
In sharp contrast to the strong small cap market performance of the previous twelve months, the six months ended March 31, 1997 were characterized by investor concerns regarding inflation, corporate earnings, and market valuation levels. Exacerbating concerns about overall stock market valuations were Federal Reserve Board Chairman Alan Greenspan's "irrational exuberance" comments. The direction of interest rates also tempered investor enthusiasm due to the highly anticipated Federal Reserve Board tightening and reservations about its effect on economic growth and earnings performance. On March 25, 1997, the fed funds rate was, in fact, raised by 0.25%. Overall, volatility during the semi-annual period was higher than in the recent past.

Given this climate, investors shied away from small aggressive growth companies, focusing instead on larger capitalization and lower growth/lower multiple value-oriented stocks. Even within the small cap segment, value sharply outperformed growth. As a result, small cap companies that generate high earnings growth came under pressure, despite the fact that their fundamentals remain intact. In turn, the Russell 2000 Index lagged both the mid- and large cap segments of the market for the six month period.++

                                INVESTMENT INSTRUMENTS
     Generally common stocks of smaller U.S. corporations and, to a lesser extent, foreign corporations.

INVESTMENT REVIEW
The Fund's relative underperformance can be attributed to style and sector positioning. As aggressive growth managers, we overweight the Fund in those sectors that we believe will exhibit superior earnings growth over the long term, including technology and health care. These two sectors were among the worst performing in the Russell 2000 Index over the last six months. Technology was hurt by concerns about earnings growth as well as earnings shortfalls from several large and visible market leaders. Health care was hurt by investors' mounting concerns about both potential reimbursement cuts related to Medicare reform and the possibility of renewed attempts at health care reform. The Fund's underperformance can also be partly attributed to its underweighted position in more value-oriented sectors such as consumer staples, financial services, and materials and processing, each of which performed well during these six months.

On the other hand, our sell discipline helped the Fund during this difficult period. For example, we sold the Fund's holdings of Citrix and Clarify, two technology stocks. These were both sold due to their underperformance of their peer group and on the basis of our discussions with their management regarding company fundamentals. Both of these stocks, in fact, have experienced large declines since we sold them. We also trimmed the Fund's exposure to the energy sector early in 1997 due to high valuations. This move proved timely, given the sell-off in this sector during February, as seasonal factors dominated. Still, we remain very positive about the long-term prospects of the energy sector, especially the oil field services stocks.

    TEN LARGEST STOCK HOLDINGS

    Pride Petroleum Services, Inc.          Wolverine Worldwide, Inc.

    Global Industries Ltd.                  Papa John's International

    Cliffs Drilling Co.                     Rational Software

    Trico Marine Services, Inc.             Sepracor, Inc.

    Marine Drilling Co., Inc.               The Men's Wearhouse, Inc.

We also exploited the period's volatility to the Fund's advantage, using periods of weakness to initiate or add to positions in companies hurt temporarily but with strong future prospects. For example, we added to the Fund's holdings in West Marine after a pullback in the stock resulting both from market volatility and concerns regarding a flat first calendar quarter following an acquisition. The company's fundamentals remained strong, however, and investors have since recognized this, rewarding the stock.

Our investment themes for the Fund continue to point to potentially attractive investment opportunities. Life on the Net, for instance, is a theme that has evolved again. We are focusing on companies that develop practical applications for the internet, including security, network management, and financial transaction capabilities. The Life Sciences Revolution includes selected biotechnology and drug companies that should benefit from improved profitability and an unprecedented number of drugs in late-stage clinical trials. Re-Energizing America includes energy service companies, which should see strong earnings growth as a result of strong exploration and production spending in 1997 as well as robust demand for natural gas and oil in emerging markets worldwide. The New Healthcare Paradigm focuses on value-added medical device and managed care companies. In addition, health care information service companies,


------------------------------
* Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
**  Indexes are unmanaged, and investments cannot be made in an index.
+ Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Sevices, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.
++ Small cap stocks have historically experienced greater volatility than average.

-------------------------------------------------------------------------------
SMALL CAP FUND

LETTER TO SHAREHOLDERS
-------------------------------------------------------------------------------

                       DIVERSIFICATION OF PORTFOLIO INVESTMENTS

                            By Theme as of March 31, 1997
                       (PERCENTAGES ARE BASED ON MARKET VALUE)

[CHART]
Flourishing in the Managed Care Environment 5%
America's Changing Leisure Time 5%
Our Strengthening Financial Structure 6%
The Ubiquitous Semiconductor 7%
New Consumer 7%
New Healthcare Paradigm 8%
Stores of Value 5%
Telecommunications 5%
Managing the Information Age 4%
Other 26%+
Re-Energizing America 11%
Life Sciences Revolution 11%

------------------------------
+   Includes cash and themes with weightings of less than 4%.

should be strong as the need to measure cost and quality continues to be a major challenge to this industry. Stores of Value and the New Consumer, which look at dominant retail operators, should benefit from continued strong economic growth and high consumer confidence levels.

We are also developing another investment theme for the Fund that will seek to capitalize on the increasing usage of technology coupled with a shortage of skilled workers to implement and manage that technology, particularly when preparing for the year 2000, a process requiring enormous resources.

MANAGER OUTLOOK
While we are disappointed with the recent performance of the Fund, there are several reasons why we think the long-term outlook remains promising for small cap companies that generate superior and consistent earnings growth. First, the earnings multiple of the Russell 2000 Index relative to the S&P 500 Index* is at its lowest level in four years-even with a very positive earnings outlook for small cap growth companies. Second, throughout this period of uncertainty, our continued contacts with and monitoring of managements of small cap companies indicate that fundamentals are strong and earnings growth remains intact. We believe that this combination of reasonable valuation levels with sound fundamentals should bode well for the small cap segment of the market over the longer term.

Finally, our outlook for the economy leads us to be positive. We are forecasting GDP growth in the area of 2.5-3.0% for calendar 1997, with interest rates and inflation moving slightly higher. Under this economic scenario, small higher growth companies are expected to perform well. While we do expect continued volatility throughout the year, historically, investors have been willing to pay for reasonably priced earnings growth, and the small cap sector has performed well over time.

As always, our strategy is to remain true to the philosophy and disciplines that have benefited the Fund's investors over the long term. We continue to focus on using:
- good fundamental research to identify companies with consistently strong earnings and revenue growth
- a thematic approach and screening process to help us identify unrecognized growth companies and/or sectors
- the volatility of the marketplace to our investors' advantage by initiating or adding to positions on weakness, and
-   our sell discipline to help mitigate risk in the portfolio.

We will, of course, continue monitoring economic conditions and how they affect the financial markets, as we seek long-term capital growth.

We value your ongoing support of the BT Investment Small Cap Fund and look forward to continuing to serve your investment needs in the years ahead.


/s/ Timothy Woods

/s/ Mary P. Dugan

Mary Dugan and Tim Woods
Portfolio Managers of the
SMALL CAP PORTFOLIO
March 31, 1997

-------------------------------------------------------------------------------
SMALL CAP FUND

PERFORMANCE COMPARISON
-------------------------------------------------------------------------------

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE SMALL CAP FUND AND THE RUSSELL 2000 INDEX SINCE OCTOBER 31, 1993.


                   TOTAL RETURN FOR THE PERIOD
                      ENDED MARCH 31, 1997

             Six Months               Since 10/21/93*
              (16.13)%                    77.44%
           * The Fund's inception date.

  Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

         Small Cap Fund - $17,517      Russell 2000 Index - $13,933

Oct-93             10000                         10000
Dec-93             10326                         10002
Mar-94             10375                          9735
Jun-94              9951                          9354
Sep-94             11451                         10004
Dec-94             12320                          9819
Mar-95             14107                         10272
Jun-95             15903                         11236
Sep-95             18263                         12345
Dec-95             19536                         12613
Mar-96             21049                         13256
Jun-96             23181                         13919
Sep-96             23074                         13967
Dec-96             20884                         14693
Mar-97             17517                         13933
              Past performance is not indicative of future performance.

-------------------------------------------------------------------------------
SMALL CAP FUND

STATEMENT OF ASSETS AND LIABILITIES  MARCH 31, 1997 (UNAUDITED)
-------------------------------------------------------------------------------

ASSETS
    Investment in Small Cap Portfolio, at Value. . . . . . . . . $  148,258,862
    Receivable for Shares of Beneficial Interest Subscribed. . .        130,920
    Prepaid Expenses and Other . . . . . . . . . . . . . . . . .         18,511
                                                                 --------------
Total Assets   . . . . . . . . . . . . . . . . . . . . . . . . .    148,408,293
                                                                 --------------
LIABILITIES
    Due to Bankers Trust . . . . . . . . . . . . . . . . . . . .         79,168
    Payable for Shares of Beneficial Interest Redeemed . . . . .      1,715,290
    Accrued Expenses and Other . . . . . . . . . . . . . . . . .         36,982
                                                                 --------------
Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . .      1,831,440
                                                                 --------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . $  146,576,853
                                                                 --------------
                                                                 --------------
COMPOSITION OF NET ASSETS
    Paid-in Capital. . . . . . . . . . . . . . . . . . . . . . . $  147,487,045
    Acculumated Net Investment Loss. . . . . . . . . . . . . . .     (2,354,993)
    Accumulated Net Realized Gain from Investments . . . . . . .      5,798,508
    Net Unrealized Depreciation on Investments . . . . . . . . .     (4,353,707)
                                                                 --------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . $  146,576,853
                                                                 --------------
                                                                 --------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  (net assets divided by shares outstanding) . . . . . . . . . . $        15.24
                                                                 --------------
                                                                 --------------
SHARES OUTSTANDING ($0.001 par value per share,
   unlimited number of shares of beneficial interest authorized)      9,615,452
                                                                 --------------

-------------------------------------------------------------------------------

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED MARCH 31, 1997 (UNAUDITED)
-------------------------------------------------------------------------------

INVESTMENT INCOME
    Loss Allocated from Small Cap Portfolio, net. . . . . . . . $     (342,450)
                                                                ---------------
EXPENSES
    Administration and Services Fees. . . . . . . . . . . . . .         631,806
    Printing and Shareholder Reports. . . . . . . . . . . . . .           6,250
    Registration Fees . . . . . . . . . . . . . . . . . . . . .           8,890
    Professional Fees . . . . . . . . . . . . . . . . . . . . .           4,747
    Trustees Fees . . . . . . . . . . . . . . . . . . . . . . .           1,430
    Miscellaneous . . . . . . . . . . . . . . . . . . . . . . .           2,822
                                                                ---------------
    Total Expenses. . . . . . . . . . . . . . . . . . . . . . .         655,945
    Less Expenses Absorbed by Bankers Trust . . . . . . . . . .         (24,139)
                                                                ---------------
         Net Expenses . . . . . . . . . . . . . . . . . . . . .         631,806
                                                                ---------------
NET INVESTMENT LOSS . . . . . . . . . . . . . . . . . . . . . .        (974,256)
                                                                ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net Realized Gain from Investment Transactions. . . . . . .      15,388,703
    Net Change in Unrealized Depreciation on Investments. . . .     (65,128,828)
                                                                ---------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS . . . . . . . .     (49,740,125)
                                                                ---------------
NET DECREASE IN NET ASSETS FROM OPERATIONS. . . . . . . . . . . $   (50,714,381)
                                                                ---------------
                                                                ---------------

                     See Notes to Financial Statements on Page 8

-------------------------------------------------------------------------------
SMALL CAP FUND

STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                                                                             FOR THE               FOR THE
                                                                                         SIX MONTHS ENDED        YEAR ENDED
                                                                                          MARCH 31, 1997+    SEPTEMBER 30, 1996
                                                                                         ----------------    ------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
    Net Investment Income Loss . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $     (974,256)    $      (1,380,737)
    Net Realized Gain from Investment Transactions . . . . . . . . . . . . . . . . . . .      15,388,703             4,946,585
    Net Change in Unrealized Appreciation (Depreciation) on Investments. . . . . . . . .     (65,128,828)           38,472,178
                                                                                         ---------------     -----------------
Net Increase (Decrease) in Net Assets from Operations. . . . . . . . . . . . . . . . . .     (50,714,381)           42,038,026
                                                                                         ---------------     -----------------
DISTRIBUTIONS TO SHAREHOLDERS
    Net Realized Gain from Investment Transactions . . . . . . . . . . . . . . . . . . .     (13,993,488)          (10,302,003)
                                                                                         ---------------     -----------------
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
    Proceeds from Sales of Shares. . . . . . . . . . . . . . . . . . . . . . . . . . . .      72,534,815           249,711,457
    Dividend Reinvestments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      10,338,678             7,579,445
    Cost of Shares Redeemed. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    (113,825,000)         (169,725,477)
                                                                                         ---------------     -----------------
NET INCREASE (DECREASE) FROM CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST . . .     (30,951,507)           87,565,425
                                                                                         ---------------     -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . . .     (95,659,376)          119,301,448
NET ASSETS
Beginning of Period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     242,236,229           122,934,781
                                                                                         ---------------     -----------------
End of Period (includes undistributed net investment loss of $2,354,993 and $0,
    respectively). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $  146,576,853     $     242,236,229
                                                                                         ---------------     -----------------
                                                                                         ---------------     -----------------

-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
Contained below are selected data for a share outstanding, total investment return, other supplemental data and ratios to average net assets for the periods indicated for the Small Cap Fund.

                                                                                                               FOR THE PERIOD
                                                                                    FOR THE YEAR ENDED        OCTOBER 21, 1993
                                                               FOR THE                 SEPTEMBER 30,           (COMMENCEMENT
                                                           SIX MONTHS ENDED         ------------------        OF OPERATIONS) TO
                                                           MARCH 31, 1997+           1996        1995        SEPTEMBER 30, 1994
                                                           ---------------          ------      ------       ------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD. . . . . . . . .          $21.66             $  18.50    $  11.60           $ 10.00
                                                             --------             -------     --------           -------
INCOME FROM INVESTMENT OPERATIONS
    Net Investment Loss . . . . . . . . . . . . . . .           (0.12)               (0.12)      (0.14)            (0.03)
    Net Realized and Unrealized Loss on Investments .           (4.88)                4.65        6.94              1.63
                                                             --------             --------    --------           -------
Total Income (Loss) from Investment Operations. . . .           (5.00)                4.53        6.90              1.60
                                                             --------             --------    --------           -------
DISTRIBUTIONS TO SHAREHOLDERS
    Net Realized Gain from Investment Transactions. .           (1.42)               (1.37)         --                --
                                                             --------             --------    --------           -------
NET ASSET VALUE, END OF PERIOD. . . . . . . . . . . .          $15.24             $  21.66    $  18.50           $ 11.60
                                                             --------             --------    --------           -------
TOTAL INVESTMENT RETURN . . . . . . . . . . . . . . .          (16.13)%              26.41%      59.48%            17.06%*
SUPPLEMENTAL DATA AND RATIOS:
    Net Assets, End of Period (000s omitted). . . . .        $146,577             $242,236    $122,935           $21,332
    Ratios to Average Net Assets:
         Net Investment Loss. . . . . . . . . . . . .           (1.00)%*             (0.70)%     (0.46)%           (0.58)%*
         Expenses, including Expenses of the
           Small Cap Portfolio. . . . . . . . . . . .            1.25%*               1.25%       1.25%             1.25%*
         Decrease Reflected in Above Expense
           Ratio Due to Absorption of Expenses
           by Bankers Trust . . . . . . . . . . . . .            0.18%*               0.22%       0.34%             0.86%*

-------------------------------
+   Unaudited
*   Annualized



See Notes to Financial Statements on Page 8

-------------------------------------------------------------------------------
SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
-------------------------------------------------------------------------------

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A.  ORGANIZATION
BT Investment Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on July 21, 1986, as a business trust under the laws of the Commonwealth of Massachusetts. The Small Cap Fund (the "Fund") is one of the funds offered to investors by the Trust. The Fund commenced operations and began offering shares of beneficial interest on October 21, 1993. The Fund invests substantially all of its assets in the Small Cap Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The value of such investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At March 31, 1997, the Fund's investment was 99% of the Portfolio.

The financial statements of the Portfolio, including the Schedule of Portfolio Investments, are contained elsewhere in this report.

B.  INVESTMENT INCOME
The Fund earns income, net of expenses, daily on its investment in the Small Cap Portfolio. All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

C.  DIVIDENDS
It is the Fund's policy to declare and distribute dividends quarterly to shareholders from net investment income, if any. Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund will be made annually to the extent they are not offset by any capital loss carryforwards.

D.  FEDERAL INCOME TAXES
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

E.  OTHER
The Trust accounts separately for the assets, liabilities, and operations of the Fund. Expenses directly attributable to the Fund are charged to that Fund, while expenses which are attributable to all of the Trust's funds are allocated among them.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES
The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of 0.65 of 1% of the Fund's average daily net assets. For the six months ended March 31, 1997, this fee aggregated $631,806.

The Trust entered into a Distribution Agreement with Edgewood Services, Inc. ("Edgewood"). Under the Distribution Agreement with the Trust, pursuant to Rule 12b-1 of the 1940 Act, Edgewood may seek reimbursement, at an annual rate not exceeding 0.20 of 1% of the Fund's average daily net assets, for expenses incurred in connection with any activities primarily intended to result in the sale of the Fund's shares. For the six months ended March 31, 1997, there were no reimbursable expenses incurred under this agreement.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.65 of 1% of the average daily net assets of the Fund, excluding expenses of the Portfolio and
1.25 of 1% of the average daily net assets of the Fund, including expenses of the Portfolio. For the six months ended March 31, 1997, expenses of the Fund have been reduced by $24,139.

Certain trustees and officers of the Fund are also directors, officers and/or employees of Edgewood. None of the trustees so affiliated received compensation for services as trustee of the Fund. Similarly, none of the Fund's officers received compensation from the Fund.

NOTE 3--SHARES OF BENEFICIAL INTEREST
At March 31, 1997, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                         FOR THE                              FOR THE
                                    SIX MONTHS ENDED                        YEAR ENDED
                                MARCH 31, 1997 (UNAUDITED)               SEPTEMBER 30, 1996
                             --------------------------------        ---------------------------
                                SHARES               AMOUNT             SHARES         AMOUNT
                             ---------           -------------       ---------      ------------
Sold                          3,899,577         $  72,534,815        12,796,190     $249,711,457
Reinvested                      571,830            10,338,678           439,133        7,579,445
Redeemed                     (6,041,669)         (113,825,000)       (8,695,218)    (169,725,477)
                             ----------         -------------        ----------     ------------
Net Increase (Decrease)      (1,570,262)        $ (30,951,507)        4,540,105     $ 87,565,425
                             ----------         -------------        ----------     ------------
                             ----------         -------------        ----------     ------------

-------------------------------------------------------------------------------
SMALL CAP PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
-------------------------------------------------------------------------------

Shares                            Description                        Value
------                            -----------                        -----

         COMMON STOCKS - 91.36%
         AMERICA'S CHANGING LEISURE TIME - 5.33%
 61,200  Applebees International, Inc. (a) . . . . . . . . . . .$    1,476,450
 39,700  Cinar Films, Inc. (a) . . . . . . . . . . . . . . . . .       972,650
 80,025  Papa John's International (a) . . . . . . . . . . . . .     2,110,659
 53,100  Signature Resorts, Inc. (a) . . . . . . . . . . . . . .     1,247,850
 58,600  Suburban Lodges of America, Inc. (a). . . . . . . . . .     1,054,800
 53,200  Vail Resorts, Inc. (a). . . . . . . . . . . . . . . . .     1,037,400
                                                                --------------
                                                                     7,899,809
                                                                --------------

         AMERICA'S INDUSTRIAL RENAISSANCE - 3.38%
 69,100  Advanced Lighting Technologies, Inc. (a). . . . . . . .     1,520,200
 51,300  BE Aerospace, Inc. (a). . . . . . . . . . . . . . . . .     1,256,850
 71,900  Larson Davis, Inc. (a). . . . . . . . . . . . . . . . .       665,075
 89,400  Special Metals Corp. (a). . . . . . . . . . . . . . . .     1,564,500
                                                                --------------
                                                                     5,006,625
                                                                --------------

         CLIENT-SERVER COMPUTING - 3.32%
 39,600  Indus Group, Inc. (a) . . . . . . . . . . . . . . . . .       574,200
 96,800  Rational Software (a) . . . . . . . . . . . . . . . . .     1,996,500
 56,000  Siebel Systems, Inc. (a). . . . . . . . . . . . . . . .       938,000
 73,300  Systems & Computer Technology Corp. (a) . . . . . . . .     1,420,187
                                                                --------------
                                                                     4,928,887
                                                                --------------

         FLOURISHING IN THE MANAGED CARE ENVIRONMENT - 5.31%
 33,200  CRA Managed Care (a). . . . . . . . . . . . . . . . . .     1,245,000
 70,600  Curative Health Services, Inc. (a). . . . . . . . . . .     1,623,800
 81,700  FPA Medical Management, Inc. (a). . . . . . . . . . . .     1,572,725
 84,100  OccuSystems, Inc. (a) . . . . . . . . . . . . . . . . .     1,892,250
 46,600  Pediatrix Medical Group (a) . . . . . . . . . . . . . .     1,531,975
                                                                --------------
                                                                     7,865,750
                                                                --------------

         LIFE ON THE NET - 2.39%
 58,300  Excite, Inc. (a). . . . . . . . . . . . . . . . . . . .       626,725
102,900  E*TRADE Group, Inc. (a) . . . . . . . . . . . . . . . .     1,852,200
 39,900  Infoseek Corp. (a). . . . . . . . . . . . . . . . . . .       284,287
 55,000  Lycos, Inc. (a) . . . . . . . . . . . . . . . . . . . .       773,438
                                                                --------------
                                                                     3,536,650
                                                                --------------

         LIFE SCIENCES REVOLUTION - 10.76%
 10,200  Agouron Pharmaceuticals (a) . . . . . . . . . . . . . .       720,375
 54,700  Alkermes, Inc. (a). . . . . . . . . . . . . . . . . . .       765,800
 56,200  Biopsys Medical, Inc. (a) . . . . . . . . . . . . . . .     1,390,950
 77,000  Endovascular Technologies (a) . . . . . . . . . . . . .     1,058,750
 47,500  Human Genome Sciences (a) . . . . . . . . . . . . . . .     1,543,750
 69,300  IDEC Pharmaceuticals Corp. (a). . . . . . . . . . . . .     1,650,206
 73,300  Immunex Corp. (a) . . . . . . . . . . . . . . . . . . .     1,942,450
 54,700  Neurex Corp. (a). . . . . . . . . . . . . . . . . . . .       649,563
 43,900  Protein Design Labs, Inc. (a) . . . . . . . . . . . . .     1,317,000
 86,000  Sepracor, Inc. (a). . . . . . . . . . . . . . . . . . .     1,983,375
117,200  U.S. Bioscience, Inc. (a) . . . . . . . . . . . . . . .     1,362,450
 38,800  Vertex Pharmaceuticals, Inc. (a). . . . . . . . . . . .     1,561,700
                                                                --------------
                                                                    15,946,369
                                                                --------------

         MANAGING THE INFORMATION AGE - 3.69%
 40,500  Computer Task Group, Inc. (a) . . . . . . . . . . . . .     1,437,750
 94,700  Metro Information Services, Inc. (a). . . . . . . . . .     1,195,588
 42,200  National Data Corp. . . . . . . . . . . . . . . . . . .     1,492,825
 49,000  Transaction Systems Architects-Cl. A (a). . . . . . . .     1,347,500
                                                                --------------
                                                                     5,473,663
                                                                --------------

         MOVE TO OUTSOURCING - 1.87%
 12,900  Catalina Marketing Corp. (a). . . . . . . . . . . . . .       524,063
 28,700  Metzler Group, Inc. (a) . . . . . . . . . . . . . . . .       663,688
 45,400  MSC Industrial Direct (a) . . . . . . . . . . . . . . .     1,322,275
  9,600  The Vincam Group, Inc. (a). . . . . . . . . . . . . . .       262,800
                                                                --------------
                                                                     2,772,826
                                                                --------------

         NEW CONSUMER -7.10%
 67,400  Converse, Inc. (a). . . . . . . . . . . . . . . . . . .     1,221,625
 71,000  Helen of Troy Ltd. (a). . . . . . . . . . . . . . . . .     1,686,250
 31,500  Nautica Enterprises, Inc. (a) . . . . . . . . . . . . .       791,437
 32,600  Samsonite Corp. (a) . . . . . . . . . . . . . . . . . .     1,409,950
  7,700  St. John Knits, Inc. (a). . . . . . . . . . . . . . . .       333,025
 33,400  West Marine, Inc. (a) . . . . . . . . . . . . . . . . .     1,102,200
128,000  Windmere-Durable Holdings, Inc. (a) . . . . . . . . . .     1,808,000
 59,800  Wolverine World Wide, Inc.. . . . . . . . . . . . . . .     2,182,700
                                                                --------------
                                                                    10,535,187
                                                                --------------

         NEW HEALTHCARE PARADIGM - 7.60%
 37,000  Applied Analytical Industries, Inc. (a) . . . . . . . .       721,500
 76,500  Cytyc Corp. (a) . . . . . . . . . . . . . . . . . . . .     1,434,375
 71,600  Enterprise Systems, Inc. (a). . . . . . . . . . . . . .     1,611,000
 56,000  ESC Medical Systems Ltd. (a). . . . . . . . . . . . . .     1,414,000
 60,500  Heartport, Inc. (a) . . . . . . . . . . . . . . . . . .     1,482,250
 56,500  IDX Systems (a) . . . . . . . . . . . . . . . . . . . .     1,539,625
  5,200  Rexall Sundown, Inc. (a). . . . . . . . . . . . . . . .       133,250
 76,600  Safeskin Corp. (a). . . . . . . . . . . . . . . . . . .     1,388,375
 51,000  Total Renal Care Holdings (a) . . . . . . . . . . . . .     1,549,125
                                                                --------------
                                                                    11,273,500
                                                                --------------

         OUR STRENGHENING FINANCIAL STRUCTURE - 6.28%
 59,700  Capmac Holdings, Inc. . . . . . . . . . . . . . . . . .     1,589,513
 28,900  CMAC Investment Corp. . . . . . . . . . . . . . . . . .       964,537
 61,400  FIRSTPLUS Financial Group, Inc. (a) . . . . . . . . . .     1,849,675
 42,900  Frontier Insurance Group, Inc.. . . . . . . . . . . . .     1,866,150
 44,300  Penncorp Financial Group, Inc. (a). . . . . . . . . . .     1,417,600
 51,300  Raymond James Financial, Inc. . . . . . . . . . . . . .     1,622,363
                                                                --------------
                                                                     9,309,838
                                                                --------------

         PRODUCTIVITY ENHANCEMENT - 3.38%
 50,700  Remedy Corp. (a). . . . . . . . . . . . . . . . . . . .     1,939,275
 46,200  Saville Systems Plc. (a). . . . . . . . . . . . . . . .     1,328,250
 44,600  Visio Corp. (a) . . . . . . . . . . . . . . . . . . . .     1,739,400
                                                                --------------
                                                                     5,006,925
                                                                --------------

         REDISTRIBUTION OF DEBT - 1.76%
 50,400  Amresco, Inc. (a) . . . . . . . . . . . . . . . . . . .       844,200
 48,800  Sirrom Capital Corp.. . . . . . . . . . . . . . . . . .     1,769,000
                                                                --------------
                                                                     2,613,200
                                                                --------------

         RE-ENERGIZING AMERICA - 10.82%
231,500  Abacan Resource Corp. (a) . . . . . . . . . . . . . . .     1,823,062
 39,000  Cliffs Drilling Co. (a) . . . . . . . . . . . . . . . .     2,315,625
 36,700  Flores & Rucks, Inc. (a). . . . . . . . . . . . . . . .     1,486,350
115,100  Global Industries Ltd. (a). . . . . . . . . . . . . . .     2,460,262
 40,900  Hvide Marine, Inc.-Cl. A (a). . . . . . . . . . . . . .       930,475
127,500  Marine Drilling Co., Inc. (a) . . . . . . . . . . . . .     2,263,125
120,300  Pride Petroleum Services, Inc. (a). . . . . . . . . . .     2,496,225
 47,900  Trico Marine Services, Inc. (a) . . . . . . . . . . . .     2,275,250
                                                                --------------
                                                                    16,050,374
                                                                --------------

         RETURN TO HOME OWNERSHIP - 1.27%
 20,800  Ethan Allen, Inc. . . . . . . . . . . . . . . . . . . .       904,800
 65,100  Furniture Brands Intl., Inc. (a). . . . . . . . . . . .       976,500
                                                                --------------
                                                                     1,881,300
                                                                --------------


                     See Notes to Financial Statements on Page 13

-------------------------------------------------------------------------------
SMALL CAP PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Shares                         Description                           Value
------                         -----------                           -----

         STORES OF VALUE - 4.98%
 45,900  Dollar Tree Stores, Inc. (a). . . . . . . . . . . . . .$    1,698,300
 11,000  Goody's Family Clothing, Inc. (a) . . . . . . . . . . .       253,000
 82,800  Morningstar Group, Inc. (a) . . . . . . . . . . . . . .     1,593,900
 44,500  Quality Food Centers, Inc. (a). . . . . . . . . . . . .     1,869,000
 71,400  The Men's Wearhouse, Inc. (a) . . . . . . . . . . . . .     1,963,500
                                                                --------------
                                                                     7,377,700
                                                                --------------

         TELECOMMUNICATIONS - 5.00%
 91,200  Allen Group, Inc. (a) . . . . . . . . . . . . . . . . .     1,596,000
 57,100  Digital Microwave Corp. (a) . . . . . . . . . . . . . .     1,099,175
 47,700  Level One Communications, Inc. (a). . . . . . . . . . .     1,311,750
 51,300  P-COM, Inc. (a) . . . . . . . . . . . . . . . . . . . .     1,333,800
 35,400  REMEC, Inc. (a) . . . . . . . . . . . . . . . . . . . .       761,100
 45,900  Sawtek, Inc. (a). . . . . . . . . . . . . . . . . . . .     1,319,625
                                                                --------------
                                                                     7,421,450
                                                                --------------

         THE UBIQUITOUS SEMICONDUCTOR - 7.12%
 94,300  Electroglas, Inc. (a) . . . . . . . . . . . . . . . . .     1,638,463
 98,900  Gasonics International Corp. (a). . . . . . . . . . . .     1,409,325
 34,900  Lattice Semiconductor Corp. (a) . . . . . . . . . . . .     1,596,675
  8,500  NeoMagic Corp. (a). . . . . . . . . . . . . . . . . . .       107,312
 17,000  Novellus Systems (a). . . . . . . . . . . . . . . . . .     1,173,000
 39,500  PRI Automation, Inc. (a). . . . . . . . . . . . . . . .     1,886,125
 55,300  Triquint Semiconductor, Inc. (a). . . . . . . . . . . .     1,320,288
 64,600  Ultratech Stepper (a) . . . . . . . . . . . . . . . . .     1,429,275
                                                                --------------
                                                                    10,560,463
                                                                --------------

TOTAL COMMON STOCKS (Cost $140,111,632). . . . . . . . . . . . .$  135,460,516
                                                                --------------

 Principal
  Shares                        Description                           Value
  ------                        -----------                           -----

             SHORT TERM INSTRUMENTS - 6.80%
             U.S. TREASURY BILLS - 6.80%
$10,090,000  5.01%, 5/29/97. . . . . . . . . . . . . . . . . .  $   10,005,960
     70,000  5.00%, 4/24/97. . . . . . . . . . . . . . . . . .          69,776
                                                                 --------------

TOTAL SHORT TERM INSTRUMENTS (Cost $10,074,884). . . . . . . .  $   10,075,736
                                                                 --------------

TOTAL INVESTMENTS (Cost $150,186,516). . . . . . . . .  98.16%  $  145,536,252
Other Assets Less Liabilities. . . . . . . . . . . . .   1.84%       2,722,626
                                                       -------  --------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . 100.00%  $  148,258,878
                                                       -------  --------------
                                                       -------  --------------

---------------
(a) Non-Income Producing Security



                     See Notes to Financial Statements on Page 13

-------------------------------------------------------------------------------
SMALL CAP PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES  MARCH 31, 1997 (UNAUDITED)
-------------------------------------------------------------------------------
ASSETS
  Investments, at Value (Cost of $150,186,516) . . . . . . . . $   145,536,252
  Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . .         337,065
  Receivable for Securities Sold . . . . . . . . . . . . . . .       3,654,400
  Dividends and Interest Receivable. . . . . . . . . . . . . .           8,256
  Prepaid Expenses and Other . . . . . . . . . . . . . . . . .             623
                                                                ---------------
Total Assets . . . . . . . . . . . . . . . . . . . . . . . . .     149,536,596
                                                                ---------------
LIABILITIES
  Due to Bankers Trust . . . . . . . . . . . . . . . . . . . .          77,922
  Payable for Securities Purchased . . . . . . . . . . . . . .       1,185,285
  Accrued Expenses and Other . . . . . . . . . . . . . . . . .          14,511
                                                                ---------------
Total Liabilities. . . . . . . . . . . . . . . . . . . . . . .       1,277,718
                                                                ---------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . $   148,258,878
                                                                ---------------
                                                                ---------------
COMPOSITION OF NET ASSETS
  Paid-in Capital. . . . . . . . . . . . . . . . . . . . . . . $   152,909,142
  Net Unrealized Depreciation on Investments . . . . . . . . .      (4,650,264)
                                                                ---------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . $   148,258,878
                                                                ---------------
                                                                ---------------


-------------------------------------------------------------------------------


STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED MARCH 31, 1997 (UNAUDITED)
-------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . $        41,461
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . .         201,762
                                                                ---------------
TOTAL INVESTMENT INCOME. . . . . . . . . . . . . . . . . . . .         243,223
                                                                ---------------
EXPENSES
  Advisory Fees. . . . . . . . . . . . . . . . . . . . . . . .         636,142
  Administration and Services Fees . . . . . . . . . . . . . .          97,868
  Professional Fees. . . . . . . . . . . . . . . . . . . . . .          12,800
  Trustees Fees. . . . . . . . . . . . . . . . . . . . . . . .           1,050
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . .             737
                                                                ---------------
  Total Expenses . . . . . . . . . . . . . . . . . . . . . . .         748,597
  Less Expenses Absorbed by Bankers Trust. . . . . . . . . . .        (161,389)
    Net Expenses . . . . . . . . . . . . . . . . . . . . . . .         587,208
                                                                ---------------
NET INVESTMENT LOSS. . . . . . . . . . . . . . . . . . . . . .        (343,985)
                                                                ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net Realized Gain from Investment Transactions . . . . . . .      15,512,358
  Net Change in Unrealized Depreciation on Investments . . . .     (65,550,426)
                                                                ---------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS. . . . . . . .     (50,038,068)
                                                                ---------------
NET DECREASE IN NET ASSETS FROM OPERATIONS . . . . . . . . . . $   (50,382,053)
                                                                ---------------


                     See Notes to Financial Statements on Page 13

-------------------------------------------------------------------------------
SMALL CAP PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                                                                 FOR THE             FOR THE
                                                                             SIX MONTHS ENDED      YEAR ENDED
                                                                              MARCH 31, 1997+   SEPTEMBER 30, 1996
                                                                              ---------------   ------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net Investment Loss. . . . . . . . . . . . . . . . . . . . . . . . . . .   $      (343,985)    $       (95,874)
  Net Realized Gain from Investment Transactions . . . . . . . . . . . . .        15,512,358           4,944,264
  Net Change in Unrealized Appreciation (Depreciation) on Investments. . .       (65,550,426)         38,597,216
                                                                              ---------------     ---------------
Net Increase (Decrease) in Net Assets from Operations. . . . . . . . . . .       (50,382,053)         43,445,606
                                                                              ---------------     ---------------
CAPITAL TRANSACTIONS
  Proceeds from Capital Invested . . . . . . . . . . . . . . . . . . . . .        83,138,799         259,905,685
  Value of Capital Withdrawn . . . . . . . . . . . . . . . . . . . . . . .      (130,112,959)       (181,564,152)
                                                                              ---------------     ---------------
Net Increase (Decrease) in Net Assets from Capital Transactions. . . . . .       (46,974,160)         78,341,533
                                                                              ---------------     ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . .       (97,356,213)        121,787,139

NET ASSETS
Beginning of Period. . . . . . . . . . . . . . . . . . . . . . . . . . . .       245,615,091         123,827,952
                                                                              ---------------     ---------------
End of Period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $   148,258,878     $   245,615,091
                                                                              ---------------     ---------------
                                                                              ---------------     ---------------



-------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
Contained below are selected supplemental data and ratios to average net assets for the periods indicated for the Small Cap Portfolio.

                                                                                                     FOR THE PERIOD
                                                                             FOR THE YEAR ENDED     OCTOBER 21, 1993
                                                            FOR THE             SEPTEMBER 30,        (COMMENCEMENT
                                                        SIX MONTHS ENDED    --------------------   OF OPERATIONS) TO
                                                         MARCH 31, 1997+      1996       1995      SEPTEMBER 30, 1994
                                                        ----------------    --------   ---------   ------------------

SUPPLEMENTAL DATA AND RATIOS:
  Net Assets, End of Period (000s omitted) . . . . . .     $148,259        $245,615   $123,828           $21,328
  Ratios to Average Net Assets:
    Net Investment Income (Loss) . . . . . . . . . . .      (0.35)%         (0.05)%      0.19%            0.07%*
    Expenses . . . . . . . . . . . . . . . . . . . . .       0.60%           0.60%       0.60%            0.60%*
    Decrease Reflected in Above Expense Ratio Due to
       Absorption of Expenses by Bankers Trust . . . .       0.16%*          0.17%       0.19%            0.38%*
  Portfolio Turnover Rate. . . . . . . . . . . . . . .        111%            159%        161%             154%
  Average Commission Per Share** . . . . . . . . . . .      $0.056          $0.048

---------------
+   Unaudited
*   Annualized
** For fiscal years beginning on or after September 1, 1995, the Portfolio is required to disclose its average commission rate per share for security trades on which commissions are charged.



                     See Notes to Financial Statements on Page 13

--------------------------------------------------------------------------------
SMALL CAP PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A.  ORGANIZATION
The Small Cap Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on August 6, 1993 as an unincorporated trust under the laws of New York and commenced operations on October 21, 1993. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B.  SECURITY VALUATION
The Portfolio's investments listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the closing price of a security traded on that exchange prior to the time when the Portfolio assets are valued. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost. Other short-term debt securities are valued on a mark-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees.

C.  SECURITY TRANSACTIONS AND INVESTMENT INCOME
Security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded by the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the securities transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D.  REPURCHASE AGREEMENTS
The Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolio's Investment Adviser, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio's custodian and pursuant to the terms of the repurchase agreement must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

E.  FEDERAL INCOME TAXES
It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code.

F.  OPTION CONTRACTS
The Portfolio may enter into option contracts. Upon the purchase of a put option or a call option by the Portfolio, the premium paid is recorded as an investment and valued at mark-to-market daily to reflect the current market value. When a purchased option expires, the Portfolio will realize a gain or loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sale proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

G.  OTHER
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES
The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of 0.10 of 1% of the Portfolio's average daily net assets. For the six months ended March 31, 1997, this fee aggregated $97,868.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, Bankers Trust manages the Portfolio in accordance with the Portfolio's investment objective and stated investment policies in return for a fee computed daily and paid monthly at an annual rate of 0.65 of 1% of the Portfolio's average daily net assets. For the six months ended March 31, 1997, this fee aggregated $636,142.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Portfolio to the extent necessary, to limit all expenses to 0.60 of 1% of the average daily net assets of the Portfolio. For the six months ended March 31, 1997, expenses of the Portfolio have been reduced by $161,389.

Certain trustees and officers of the Portfolio are also directors, officers and/or employees of Edgewood. None of the trustees so affiliated received compensation for services as trustee of the Portfolio. Similarly, none of the Portfolio's officers received compensation from the Portfolio.

For the six months ended March 31, 1997, Small Cap Portfolio paid brokerage commissions of $212,178.

NOTE 3--PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended March 31, 1997 were $204,943,672 and $255,556,653, respectively.

For federal income tax purposes, the tax basis of investments held at March 31, 1997 was $151,136,981. The aggregate gross unrealized appreciation for all investments was $8,039,801 and the aggregate gross unrealized depreciation for all investments was $13,640,530.

BT INVESTMENT FUNDS
SMALL CAP FUND






INVESTMENT ADVISER OF THE PORTFOLIO AND ADMINISTRATOR
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006


DISTRIBUTOR
EDGEWOOD SERVICES, INC.
Clearing Operations
P.O. Box 897
Pittsburgh, PA  15230-0897


CUSTODIAN AND TRANSFER AGENT
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006


INDEPENDENT ACCOUNTANTS
COOPERS & LYBRAND L.L.P
1100 Main Street, Suite 900
Kansas City, MO  64105


COUNSEL
WILLKIE FARR & GALLAGHER
153 East 53rd Street
New York, NY  10022




                                 --------------------
For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or the BT Mutual Fund Service Center at (800) 730-1313.
                                 --------------------

                                                                STA498100 (5/97)